Offerings	Feb. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$700,000,000 5.098% Senior Callable Fixed-to-Fixed Reset Rate Notes due 2031
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 700,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,170
Offering Note
1	Final prospectus supplement

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$900,000,000 5.422% Senior Callable Fixed-to-Fixed Reset Rate Notes due 2036
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 900,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 137,790
Offering Note
1	Final prospectus supplement

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$300,000,000 Senior Callable Floating Rate Notes due 2031
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930
Offering Note
1	Final prospectus supplement